Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 27, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST BlackRock Global Strategies Portfolio

Supplement dated November 23, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST BlackRock Global Strategies Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, recently approved: (i) changing the Portfolio's principal investment strategies; (ii) changing the Portfolio's secondary benchmark index; and (iii) amending the investment management agreement for the Portfolio to reflect a reduced contractual management rate for the Portfolio.

The Portfolio will continue to invest primarily in equity securities, fixed income securities, real estate investment trusts (REITs), commodity-related investments, and a global tactical asset allocation strategy (the GTAA strategy), but the Portfolio will limit its strategic investments to traditional markets across equities and fixed income, and enhance liquidity through an allocation to Treasuries, balancing the risk profile of the Portfolio. In addition, the Portfolio will no longer have a strategic allocation to high yield and commodity-related investments (although the Portfolio may still invest in such asset classes). The Portfolio's benchmark will be revised to reflect these changes. The changes to the Portfolio's investment strategy will be implemented over time and are expected to be fully implemented on or before February 22, 2021

To reflect the investment strategy and benchmark changes noted above, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.   The description of the Portfolio's principal investment strategies in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The Portfolio is a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, fixed income securities, real estate investment trusts (REITs), exchange-traded funds (ETFs), and derivative instruments. In seeking to achieve the Portfolio's investment objective, the Portfolio's subadvisers, BlackRock Financial Management, Inc. and BlackRock International Limited, allocate the Portfolio's assets across several investment strategies. The strategies invest primarily in equity securities, fixed income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed income asset classes along with REITs. The Portfolio may invest in high-yield bonds and commodity-related investments, but does not maintain a strategic allocation to those asset classes. The GTAA strategy is used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations; and (ii) as an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy. The Portfolio allocates its assets among various regions and countries, including the US (but in no less than three countries).

The Portfolio's minimum, neutral, and maximum exposure to each asset class is set forth below.

Asset Class	Minimum	Neutral	Maximum
	Exposure	Exposure	Exposure
Equities
US Equity	10%	25%	40%
Non-US Equity	5%	20%	30%
US Small Cap Equity	0%	0%	10%
Total Equities	35%*	45%	55%**

Fixed Income
Investment Grade Bonds	35%	45%	55%
High Yield Bonds+	0%	0%	10%
Total Fixed Income	35%	45%	55%***

REITs*****	0%	10%	20%
Commodities	0%	0%	5%
Total REITs+	0%	10%	20%****
Commodities

+Fixed income securities rated below investment grade and unrated securities of similar credit quality are commonly referred to as "junk" bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

* Notwithstanding the individual minimum exposures for the US Equity (i.e., 10%) and Non-US Equity (i.e., 5%) asset classes, the minimum combined exposure to equity investments is 35% of the Portfolio's net assets.

** Notwithstanding the individual maximum exposures for the US Equity (i.e., 40%) and Non-US Equity (i.e., 30%) asset classes, the maximum combined exposure to equity investments is 55% of the Portfolio's net assets.

*** Notwithstanding the individual maximum exposures for the Investment Grade Bond (i.e., 55%) and High Yield Bond (i.e., 10%) asset classes, the maximum combined exposure to fixed income investments is 55% of the Portfolio's net assets.

**** Notwithstanding the individual maximum exposures for the REITs (i.e., 20%) and Commodities (i.e., 5%) asset classes, the maximum combined exposure to the alternative investments is 20% of the Portfolio's net assets.

***** For purposes of the above exposures, the Portfolio's allocation to REITs is in addition to, and not included in, the equity allocations.

II.   The third paragraph under "Past Performance" in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the MSCI All Country World Index (ACWI) (GD) (45%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US Treasury 7-10 Years Index (15%), and the MSCI US REIT Index (10%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: Prior to February 22, 2021, the Portfolio's custom blended index consisted of the MSCI All Country World Index (ACWI) (GD) (40%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US High Yield 2% Issuer Capped Index (15%), Wilshire US REIT Total Return Index (10%) and the Bloomberg Commodity Total Return Index (5%). For periods from February 22, 2021, and thereafter, the Portfolio's custom blended index consists of the MSCI All Country World Index (ACWI) (GD) (45%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US Treasury 7- 10 Years Index (15%), and the MSCI US REIT Index (10%), because PGIM Investments LLC and AST Investment Services, Inc. believe this index composition provides a more appropriate basis for performance comparisons.

III.   The index table under "Past Performance" in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the table and information set forth below:

			Since
Index	1 Year*	5 Years*	Inception*
S&P 500 Index	31.46%	11.69%	12.80%**
(reflects no deduction for fees, expenses or taxes)
Blended Index (prior to 2/22/21)	18.61%	6.12%	5.97%**
(reflects no deduction for fees, expenses or taxes)
Blended Index (effective 2/22/21)	18.38%	8.64%	6.57%**
(reflects no deduction for fees, expenses or taxes)

*Information as of December 31, 2019.

**Since Inception returns for the Indexes are measured from the month-end closest to the inception date

AST BlackRock Global Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ADVANCED SERIES TRUST
AST BlackRock Global Strategies Portfolio

Supplement dated November 23, 2020 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the AST BlackRock Global Strategies Portfolio (the Portfolio), a series of the Advanced Series Trust (the Trust), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Prospectus.

The Board of Trustees of the Trust (the Board), on behalf of the Portfolio, recently approved: (i) changing the Portfolio's principal investment strategies; (ii) changing the Portfolio's secondary benchmark index; and (iii) amending the investment management agreement for the Portfolio to reflect a reduced contractual management rate for the Portfolio.

The Portfolio will continue to invest primarily in equity securities, fixed income securities, real estate investment trusts (REITs), commodity-related investments, and a global tactical asset allocation strategy (the GTAA strategy), but the Portfolio will limit its strategic investments to traditional markets across equities and fixed income, and enhance liquidity through an allocation to Treasuries, balancing the risk profile of the Portfolio. In addition, the Portfolio will no longer have a strategic allocation to high yield and commodity-related investments (although the Portfolio may still invest in such asset classes). The Portfolio's benchmark will be revised to reflect these changes. The changes to the Portfolio's investment strategy will be implemented over time and are expected to be fully implemented on or before February 22, 2021

To reflect the investment strategy and benchmark changes noted above, the Prospectus relating to the Portfolio is hereby revised as follows, effective February 22, 2021:

I.   The description of the Portfolio's principal investment strategies in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the description set forth below:

Principal Investment Strategies. The Portfolio is a global, multi asset-class fund that invests directly in, among other things, equity and equity-related securities, fixed income securities, real estate investment trusts (REITs), exchange-traded funds (ETFs), and derivative instruments. In seeking to achieve the Portfolio's investment objective, the Portfolio's subadvisers, BlackRock Financial Management, Inc. and BlackRock International Limited, allocate the Portfolio's assets across several investment strategies. The strategies invest primarily in equity securities, fixed income securities, and a global tactical asset allocation strategy (the GTAA strategy) that, under normal circumstances, provides exposure to the equity and fixed income asset classes along with REITs. The Portfolio may invest in high-yield bonds and commodity-related investments, but does not maintain a strategic allocation to those asset classes. The GTAA strategy is used: (i) as a completion strategy to access and adjust exposures to various asset classes and underlying strategy allocations; and (ii) as an overlay strategy to enhance the total return and manage portfolio risk at the aggregate level. Derivatives, ETFs, and cash securities may be used within the GTAA strategy. The Portfolio allocates its assets among various regions and countries, including the US (but in no less than three countries).

The Portfolio's minimum, neutral, and maximum exposure to each asset class is set forth below.

Asset Class	Minimum	Neutral	Maximum
	Exposure	Exposure	Exposure
Equities
US Equity	10%	25%	40%
Non-US Equity	5%	20%	30%
US Small Cap Equity	0%	0%	10%
Total Equities	35%*	45%	55%**

Fixed Income
Investment Grade Bonds	35%	45%	55%
High Yield Bonds+	0%	0%	10%
Total Fixed Income	35%	45%	55%***

REITs*****	0%	10%	20%
Commodities	0%	0%	5%
Total REITs+	0%	10%	20%****
Commodities

+Fixed income securities rated below investment grade and unrated securities of similar credit quality are commonly referred to as "junk" bonds. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.

* Notwithstanding the individual minimum exposures for the US Equity (i.e., 10%) and Non-US Equity (i.e., 5%) asset classes, the minimum combined exposure to equity investments is 35% of the Portfolio's net assets.

** Notwithstanding the individual maximum exposures for the US Equity (i.e., 40%) and Non-US Equity (i.e., 30%) asset classes, the maximum combined exposure to equity investments is 55% of the Portfolio's net assets.

*** Notwithstanding the individual maximum exposures for the Investment Grade Bond (i.e., 55%) and High Yield Bond (i.e., 10%) asset classes, the maximum combined exposure to fixed income investments is 55% of the Portfolio's net assets.

**** Notwithstanding the individual maximum exposures for the REITs (i.e., 20%) and Commodities (i.e., 5%) asset classes, the maximum combined exposure to the alternative investments is 20% of the Portfolio's net assets.

***** For purposes of the above exposures, the Portfolio's allocation to REITs is in addition to, and not included in, the equity allocations.

II.   The third paragraph under "Past Performance" in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the following:

The table also demonstrates how the Portfolio's average annual returns compare to the returns of a custom blended index which consists of the MSCI All Country World Index (ACWI) (GD) (45%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US Treasury 7-10 Years Index (15%), and the MSCI US REIT Index (10%). PGIM Investments LLC and AST Investment Services, Inc. determined the weight of each index comprising the blended index.

Note: Prior to February 22, 2021, the Portfolio's custom blended index consisted of the MSCI All Country World Index (ACWI) (GD) (40%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US High Yield 2% Issuer Capped Index (15%), Wilshire US REIT Total Return Index (10%) and the Bloomberg Commodity Total Return Index (5%). For periods from February 22, 2021, and thereafter, the Portfolio's custom blended index consists of the MSCI All Country World Index (ACWI) (GD) (45%), Bloomberg Barclays US Aggregate Index (30%), Bloomberg Barclays US Treasury 7- 10 Years Index (15%), and the MSCI US REIT Index (10%), because PGIM Investments LLC and AST Investment Services, Inc. believe this index composition provides a more appropriate basis for performance comparisons.

III.   The index table under "Past Performance" in the "SUMMARY: AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO – INVESTMENTS, RISKS AND PERFORMANCE" section of the Prospectus is hereby deleted and replaced with the table and information set forth below:

			Since
Index	1 Year*	5 Years*	Inception*
S&P 500 Index	31.46%	11.69%	12.80%**
(reflects no deduction for fees, expenses or taxes)
Blended Index (prior to 2/22/21)	18.61%	6.12%	5.97%**
(reflects no deduction for fees, expenses or taxes)
Blended Index (effective 2/22/21)	18.38%	8.64%	6.57%**
(reflects no deduction for fees, expenses or taxes)

*Information as of December 31, 2019.

**Since Inception returns for the Indexes are measured from the month-end closest to the inception date